Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained deficit		Accumulated other comprehensive loss
Balance, beginning of year at Dec. 31, 2017		$ 1,350		$ 8	$ (67)		$ (176)
Issue of common shares upon exercise of options and DRIP		11
Shares repurchased and cancelled in the year		(57)		(4)
Common shares repurchased and cancelled under ASPP		(24)			(18)
Stock-based compensation				1
Stock options exercised	$ 1			(1)
(Loss) earnings	371				371
Common share dividends					(417)
Cancellation of shares including shares accrued in prior year					(37)
Other comprehensive income (loss), net of tax	(21)						(21)
Balance, end of year at Dec. 31, 2018	823	1,280	$ (96)	4	(168)	[1]	(197)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained (deficit) earnings					95
Issue of common shares upon exercise of options and DRIP		1
Purchase of shares including shares accrued in prior year	48	(27)
Shares repurchased and cancelled in the year		(3)		0	(2)
Common shares repurchased and cancelled under ASPP		24			18
Stock-based compensation				1
Stock options exercised	1			(1)
(Loss) earnings	(42)				(42)
Common share dividends					(86)
Cancellation of shares including shares accrued in prior year					(21)
Other comprehensive income (loss), net of tax	14						14
Balance, end of year at Dec. 31, 2019	$ 704	$ 1,278	$ (96)	$ 4	(299)		$ (183)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained (deficit) earnings					$ (36)

[1]	(i) Retained deficit comprised of: Deficit arising on cashless exercise of warrants in 201315$(263) $(263)All other retained (deficit) earnings (36) 95 $(299) $(168)